Investments , Marketable Securities, Credit Losses on and Maturities of Debt Securities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 25, 2014	Apr. 26, 2013
Investment Holdings [Line Items]
Investments	$ 12,838	$ 10,211
Long-term Investments	821	843
Credit Loss Portion of Other-than-temporary Impairments on Debt Securities
Beginning Balance	9	20
Reductions for securities sold during the period	5	11
Ending Balance	4	9
AFS Debt Maturities
Due in one year or less	1,412
Due after one year through five years	6,368
Due after five years through 10 years	2,859
Due after 10 years	115
Total debt securities	10,754
Investments
Investment Holdings [Line Items]
Available-for-sale securities	12,771	10,161
Trading securities	67	50
Cost method, equity method, and other investments	0	0
Other Assets
Investment Holdings [Line Items]
Available-for-sale securities	155	294
Trading securities	0	0
Cost method, equity method, and other investments	$ 666	$ 549